INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of annual growth rates, discounts, exchange rates and fuel price - Air Transportation CGU [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of annual growth rates, discounts, exchange rates and fuel price [Line Items]
Increase WACC Maximum	12.40%
Decrease rate Terminal growth Minimal	0.00%
Bottom of range [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of annual growth rates, discounts, exchange rates and fuel price [Line Items]
Increase Fuel Price Maximum (in Dollars)	$ 130